FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Changes in gross carrying amount of debt securities (Details) - COP ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2024		Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		$ 25,674,195
Ending Balance		30,573,634		$ 25,674,195
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	[1]	25,092,666
Ending Balance		29,909,988	[2]	25,092,666	[1]
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		12,996,259
Ending Balance		12,889,950		12,996,259
Fair value through OCI and amortized cost | Debt instruments | Stage One
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		12,760,342
Ending Balance		12,753,231		12,760,342
Fair value through OCI and amortized cost | Debt instruments | Stage Two
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		205,133
Ending Balance		100,494		205,133
Fair value through OCI and amortized cost | Debt instruments | Stage Three
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		30,784
Ending Balance		36,225		30,784
Gross carrying amount | Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		12,996,259		16,314,035
Transfers from stage 1 to stage 2	[3]	0
Transfers from stage 2 to stage 1	[3]	0
Sales and maturities		(5,548,468)		(9,792,950)
Purchases and renewals		5,033,171		7,701,763
Valuation and payments		14,035		17,650
Foreign Exchange		394,953		(1,244,239)
Ending Balance		12,889,950		12,996,259
Gross carrying amount | Fair value through OCI and amortized cost | Debt instruments | Stage One
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		12,760,342		15,973,144
Transfers from stage 1 to stage 3	[4]			(30,784)
Transfers from stage 1 to stage 2	[3]	(70,633)
Transfers from stage 2 to stage 1		12,608	[3]	6,627	[4]
Sales and maturities		(5,376,963)		(9,792,950)
Purchases and renewals		5,029,023		7,701,763
Valuation and payments		9,669		84,609
Foreign Exchange		389,185		(1,182,067)
Ending Balance		12,753,231		12,760,342
Gross carrying amount | Fair value through OCI and amortized cost | Debt instruments | Stage Two
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		205,133		340,891
Transfers from stage 1 to stage 2	[3]	70,633
Transfers from stage 2 to stage 1		(12,608)	[3]	(6,627)	[4]
Sales and maturities		(171,505)
Purchases and renewals		4,148
Valuation and payments		1,704		(66,959)
Foreign Exchange		2,989		(62,172)
Ending Balance		100,494		205,133
Gross carrying amount | Fair value through OCI and amortized cost | Debt instruments | Stage Three
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance		30,784		0
Transfers from stage 1 to stage 3	[4]			30,784
Transfers from stage 1 to stage 2	[3]	0
Transfers from stage 2 to stage 1	[3]	0
Sales and maturities		0
Purchases and renewals		0
Valuation and payments		2,662
Foreign Exchange		2,779
Ending Balance		$ 36,225		$ 30,784

[1]	At December 31, the Bank has recognized in the Consolidated Statement of Comprehensive Income COP 93,264 related to debt instruments at fair value through OCI.
[2]	At June 30, the Bank has recognized in the Condensed Consolidated Interim Statement of Comprehensive Income COP (4,130) related to debt instruments at fair value through OCI. See Condensed Consolidated Interim Statement of Comprehensive Income.
[3]	Stage transfer in corporate bonds by Banistmo S.A. and Bangrícola S.A. y Filiales.
[4]	Stage transfer in corporate bonds by Banistmo S.A.